SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Property, Plant and Equipment [Line Items]
Total	$ 276,862	$ 2,159,936	$ 2,159,936
Less: Accumulated depreciation	276,862	2,159,936	2,097,253
Net book value			62,683
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	225,369	1,758,217	1,758,217
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	37,522	292,724	292,724
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 13,971	$ 108,995	$ 108,995